UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06120

THE FIRST ISRAEL FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2008 to March 31, 2008

Item 1:              Schedule of Investments

The First Israel Fund, Inc.

Schedule of Investments

March 31, 2008 (Unaudited)

	No. of
Description	Shares	Value
EQUITY OR EQUITY-LINKED SECURITIES-94.89%
Israel-94.43%
Aerospace & Defense-1.48%
Elbit Systems Ltd.	11,500	$634,108
FMS Enterprises Migun Ltd.	18,998	514,409
Rabintex Industries Ltd. †	12,500	77,377
		1,225,894
Airlines-0.20%
EL AL Israel Airlines	275,000	163,769

Beverages-0.29%
Mayanot Eden Ltd. †	26,950	242,426

Capital Markets-1.29%
IBI Investment House Ltd.	97,500	1,068,523

Chemicals-10.59%
Israel Chemicals Ltd.	397,350	5,581,343
Makhteshim-Agan Industries Ltd.	257,501	1,883,968
The Israel Corporation Ltd. †	1,415	1,332,697
		8,798,008
Commercial Banks-15.81%
Bank Hapoalim Ltd.	1,085,000	4,204,958
Bank Leumi Le-Israel Ltd.	1,197,500	5,145,251
F.I.B.I. Holdings Ltd. †	27,500	430,344
First International Bank of Israel Ltd. †	100,000	251,251
Israel Discount Bank Ltd., Class A	950,000	2,312,906
United Mizrahi Bank Ltd.	100,000	784,045
		13,128,755
Commercial Services & Supplies-0.37%
Global Wire Ltd. †	100,000	77,524
Tefen Industrial Engineering & Management & Systems Analysis Ltd.	35,000	227,745
		305,269
Communications Equipment-1.69%
AudioCodes Ltd. †	23,822	94,752
AudioCodes Ltd. †	50,000	200,500
Ituran Location and Control Ltd.	3,750	38,133
NICE Systems Ltd., ADR †	20,000	564,400
RADWARE Ltd. †	49,300	503,846
		1,401,631
Construction & Engineering-2.39%
Housing & Construction Holdings Ltd. †	1,125,509	1,616,183
Minrav Holdings Ltd. †	6,500	371,440
		1,987,623
Diversified Financial Services-1.50%
Ampal-American Israel Corp., Class A †	126,800	811,520
Habas †	32,257	99,647
Polar Investments Ltd. †	30,000	338,540
		1,249,707
Diversified Telecommunication Services-5.80%
Bezeq Israeli Telecommunication Corporation Ltd.	2,570,000	4,821,860

Electrical Equipment & Instruments-4.26%
Electra (Israel) Ltd. †	3,225	428,141
Elron Electronic Industries Ltd. †	42,500	360,715
Melta Inter Industry Ltd.	150,000	249,120
Nisko Industries (1992) Ltd. †	35,000	154,621
Orbotech, Ltd. †	66,755	1,224,287
PCB Technologies Ltd,	20,000	15,923
Priortech Ltd. †	112,500	331,313
Rapac Electronics Ltd.	83,576	362,254
Rapac Technologies (2000) Ltd.	30,000	231,688
Telsys Ltd.	42,500	182,804
		3,540,866

Food & Staples Retailing-0.69%
Blue Square Chain Investments & Properties Ltd.	75,000	479,767
Gan Shmuel Food Industries	16,940	96,703
		576,470
Health Care Equipment & Supplies-0.11%
Shamir Optical Industry Ltd. †	12,500	88,033

Health Care Technology-0.14%
Procognia (Israel) Ltd. †	523,923	120,445

Household Durables-2.22%
Africa Israel Investments Ltd. (Shares 0.1)	10,125	539,312
Elco Holdings Ltd.	100,001	1,307,624
		1,846,936
Household Products-0.64%
Albad Massuot Yitzhak Ltd. †	51,500	531,888

Industrial Conglomerates-5.90%
Clal Industries Ltd.	162,500	845,811
Delek Group Ltd.	3,250	491,804
Discount Investment Corporation	20,000	516,211
Granite Hacarmel Investments Ltd. †	145,000	314,236
IDB Development Corporation Ltd.	34,751	1,078,530
IDB Holding Corporation Ltd.	37,501	1,180,755
Koor Industries Ltd.	8,500	469,992
		4,897,339
Insurance-7.66%
Clal Insurance Enterprise Holdings Ltd.	48,000	930,652
Harel Insurance Investments Ltd.	109,500	5,429,395
		6,360,047
Internet Software & Services-0.21%
Internet Gold-Golden Lines Ltd. †	17,500	139,178
RADVision Ltd. †	5,000	32,691
		171,869
Investment & Holding Companies-0.75%
Kaman Holdings Mendelson Group Ltd.	54,990	267,815
Kardan NV	31,250	351,821
The Renaissance Fund LDC † ‡	60	3,246
		622,882
Metals & Mining-0.24%
Africa Israel Industries Ltd. †	3,000	196,799

Oil, Gas & Consumable Fuels-0.26%
JOEL †	12,000	161,565
Paz Oil Company Ltd., Warrants, strike price 380 ILS, expiring 11/30/2010 †	1,050	54,467
		216,032
Paper & Forest Products-0.43%
American Israeli Paper Mills Ltd. †	6,089	358,093

Pharmaceuticals-14.01%
Bioline RX Ltd. †	425,000	374,000
DeveloGen AG †*	50	896
Perrigo Co.	80,000	2,952,532
Teva Pharmaceutical Industries Ltd., ADR	180,000	8,314,200
		11,641,628
Real Estate Management & Development-2.39%
Gazit Globe (1982) Ltd.	90,000	870,227
Industrial Buildings Corporation Ltd.	253,855	592,690
Jerusalem Economic Corporation Ltd.	17,000	232,399
Property & Building Corporation Ltd. †	3,241	292,866
		1,988,182
Road & Rail-0.91%
Dan Vehicle & Transportation	97,500	754,111

Semiconductor & Semiconductor Equipment-1.54%
Camtek Ltd. †	29,400	37,632
DSP Group Inc. †	97,500	1,242,150
		1,279,782
Software-3.98%
Aladdin Knowledge Systems †	21,300	405,339
Babylon Ltd. †	50,000	61,444
Check Point Software Technologies Ltd. †	75,000	1,680,000
ECtel Ltd. †	899	2,256
Formula Systems (1985) Ltd.	75,563	1,042,264
Formula Vision Technologies Ltd.	161,240	25,020
MIND C. T. I. Ltd.	1,500	1,735
MIND C. T. I. Ltd.	72,200	87,362
		3,305,420
Specialty Retail-0.23%
Dor Alon Energy in Israel (1988) Ltd.	14,996	190,905

Textiles, Apparel & Luxury Goods-0.08%
Fox Wizel Ltd.	15,000	67,690

Transportation Infrastructure-0.11%
Minuteman International, Inc.	44,982	88,741

Venture Capital-6.26%
ABS GE Capital Giza Fund, L.P. † ‡	1,250,001	199,000
Advent Israel (Bermuda) L.P. † ‡	1,682,293	41,563
BPA Israel Ventures LLC † ‡ #	1,674,588	1,101,750
Concord Ventures II Fund L.P. † ‡	2,000,000	433,428
Delta Fund I, L.P. † ‡	250,440	144,170
Formula Ventures L.P. † ‡	1,000,000	9,670
Giza GE Venture Fund III L.P. † ‡	1,250,000	759,300
K.T. Concord Venture Fund L.P. † ‡	1,000,000	112,209
Neurone Ventures II, L.P. † ‡ #	648,684	221,021
Pitango Fund II LLC † ‡	1,000,000	207,888
SVE Star Ventures Enterprises GmbH & Co. No. IX KG † ‡ #	1,901,470	1,030,273
Walden-Israel Ventures, L.P. † ‡	500,000	29,685
Walden-Israel Ventures III, L.P. † ‡ #	1,166,688	911,171
		5,201,128
Total Israel (Cost $54,644,516)		78,438,751

Global-0.46%
Venture Capital-0.46%
Emerging Markets Ventures I L.P. (Cost $842,778) † ‡ #	2,237,292	380,004

TOTAL EQUITY OR EQUITY-LINKED SECURITIES (Cost $55,487,294)		78,818,755

	Principal
	Amount (000’s)
SHORT-TERM INVESTMENT-4.45%
Grand Cayman-4.45%
Wachovia, overnight deposit, 1.45%, 4/01/08 (Cost $3,697,000)	$3,697	3,697,000

Total Investments-99.34% (Cost $59,184,294)		82,515,755

Cash and Other Assets in Excess of Liabilities-0.66%		547,990

NET ASSETS-100.00%		$83,063,745

†	Non-income producing security.
‡	Restricted security, not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.
*	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.
#	As of March 31, 2008, the aggregate amount of open commitments for the Fund is $1,308,933.
ADR	American Depositary Receipts.
ILS	Israeli Shekel

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. At March 31, 2008, the Fund held 6.7% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Directors with an aggregate cost of $11,007,797 and fair value of $5,585,274. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

Restricted Securities - Certain of the Fund’s investments are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values.

	Number of	Acquisition		Fair Value At	Value per	Percent of	Distributions	Open
Security	Shares	Date(s)	Cost	03/31/08	Share	Net Assets	Received	Commitments
ABS GE Capital Giza Fund, L.P.	1,250,001	02/03/98 - 02/13/02	$985,303	$199,000	$0.16	0.24%	$1,605,498	—

Advent Israel (Bermuda) L.P.	1,682,293	06/16/93 - 01/16/98	1,436,643	41,563	0.02	0.05%	3,851,769	—

BPA Israel Ventures LLC	1,674,588	10/05/00 - 12/09/05	1,187,968	1,101,750	0.66	1.33%	—	$625,412

Concord Ventures II Fund L.P.	2,000,000	03/29/00 - 12/15/06	1,316,619	433,428	0.22	0.52%	129,290	—

Delta Fund I, L.P.	250,440	11/15/00 - 03/28/07	168,032	144,170	0.58	0.17%	52,907	—

Emerging Markets Ventures I L.P.	2,237,292	01/22/98 - 01/10/06	842,778	380,004	0.17	0.46%	2,431,185	262,708

Formula Ventures L.P.	1,000,000	08/06/99 - 06/14/04	92,112	9,670	0.01	0.01%	331,080	—

Giza GE Venture Fund III L.P.	1,250,000	1/31/00 - 11/23/06	828,929	759,300	0.61	0.91%	290,619	—

K.T. Concord Venture Fund L.P.	1,000,000	12/08/97 - 09/29/00	634,689	112,209	0.11	0.13%	620,517	—

Neurone Ventures II, L.P.	648,684	11/24/00 - 11/12/07	174,301	221,021	0.34	0.27%	281,154	112,500

Pitango Fund II LLC	1,000,000	10/31/96-08/01/01	388,547	207,888	0.21	0.25%	1,175,618	—

SVE Star Ventures Enterprises GmbH & Co. No. IX KG	1,901,470	12/21/00 - 08/06/07	1,436,590	1,030,273	0.54	1.24%	380,279	100,000

The Renaissance Fund LDC	60	03/30/94 - 03/21/97	193,756	3,246	54.10	0.00%	586,059	—

Walden-Israel Ventures, L.P.	500,000	09/28/93 - 05/16/97	252,128	29,685	0.06	0.04%	442,280	—

Walden-Israel Ventures III, L.P.	1,166,688	02/23/01 - 11/02/06	677,401	911,171	0.78	1.10%	942,976	208,313

Total			$10,615,796	$5,584,378		6.72%	$13,121,231	$1,308,933

The Fund may incur certain costs in connecting with the disposition of the above securities.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$18,141,935	$—
Level 2 - Other Significant Observable Inputs	58,788,546	—
Level 3 - Significant Unobservable Inputs	5,585,274	—
Total	$82,515,755	$—

*Other financial instruments include futures, forwards and swap contracts.

As of March 31, 2008, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amounted to 6.72% of net assets.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments*
Balance as of 12/31/07	$6,084,747	$—
Accrued premiums/(discount)	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	(499,473)	—
Net purchases/(sales)	—	—
Transfers in and/or out of Level 3	—	—
Balance as of 03/31/08	$5,585,274	$—

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost - At March 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $59,184,294, $34,965,324, ($11,633,863) and $23,331,461,  respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                Controls and Procedures

(a)       As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FIRST ISRAEL FUND, INC.

/s/Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	May 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	May 19, 2008

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 19, 2008